Explanatory Note (Notes)	12 Months Ended
Dec. 31, 2017
Explanatory Note [Abstract]
Restatement to Prior Year Income [Table Text Block]
EXPLANATORY NOTE
As disclosed in our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2018, filed with the Securities and Exchange Commission on May 2, 2018, effective January 1, 2018, Caesars Entertainment Corporation (the “Company”) adopted the Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (and all related amendments). The Company adopted the new standard using the full retrospective method, which required the Company to recast each prior reporting period presented consistent with the new standard.
The Company is filing this Current Report on Form 8-K to present its consolidated financial statements as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and financial information presented in certain sections of its Annual Report on Form 10-K for the year ended December 31, 2017 filed on March 8, 2018 (the “2017 Annual Report”) recast on a basis consistent with the new standard.
No attempt has been made herein to update disclosures presented in our 2017 Annual Report except as required to reflect the effects of ASU 2014-09. This filing does not reflect events occurring after the filing of our 2017 Annual Report, or modify or update those disclosures, including the exhibits to the 2017 Annual Report affected by subsequent events. For developments that have occurred subsequent to the filing of the 2017 Annual Report, refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2018 and other filings by the Company with the Securities and Exchange Commission.
The most significant effects of adopting the new standard related to the accounting for our Total Rewards customer loyalty program and casino promotional allowances.
Total Rewards affects revenue from our four core businesses: casino entertainment, food and beverage, rooms and hotel, and entertainment and other business operations. Previously, the Company accrued a liability based on the estimated cost of fulfilling the redemption of Reward Credits, after consideration of estimated forfeitures (referred to as “breakage”), based upon the cost of historical redemptions. Upon adoption of the new accounting standard, Reward Credits are no longer recorded at cost, and a deferred revenue model is used to account for the classification and timing of revenue recognized as well as the classification of related expenses when Reward Credits are redeemed. This results in a portion of casino revenues being recorded as deferred revenue as Reward Credits are earned. Revenue is recognized in a future period based on when and for what good or service the Reward Credits are redeemed (e.g., a hotel room).
Additionally, we previously recorded promotional allowances in a separate line item within net revenues. As part of adopting the new standard, promotional allowances are no longer presented separately. Alternatively, revenue is recognized based on relative standalone selling prices for transactions with more than one performance obligation. For example, when a casino customer is given a complimentary room, we are required to allocate a portion of the casino revenues earned from the customer to rooms revenues based on the standalone selling price of the room. As a result of this change, we are reporting substantially lower casino revenues; however, there is no material effect on total net revenues.
As of December 31, 2017, we had a financing obligation of $74 million related to our continued recognition of certain golf course properties (the “Golf Course Properties”) that were sold to VICI Properties LLC (“VICI”) prior to our acquisition of OpCo (see Note 4 of Item 8) and the Golf Course Properties value of $74 million was reflected in Property, plant and equipment, net on our Balance Sheet. The conditions that were considered prohibited forms of continuing involvement related to OpCo’s sale of the Golf Course Properties are no longer considered continuing involvement under the new revenue recognition standard. As a result of adopting the new standard on full retrospective basis, this transaction is now reflected as if it was a completed sale prior to our acquisition of OpCo, and therefore, we reversed the assets and financing obligation that were recognized as part of the OpCo acquisition.
In addition, adopting the new standard did not have a material effect on income from operations or net income.
The following table reconciles the previously-reported net revenues and net income/(loss) of the Company to the amounts reported in the Statements of Operations after giving effect to adoption of the new revenue recognition standard:
Reconciliation of Net Revenues and Net Income/(Loss)

	Years Ended December 31,
(In millions)	2017	2016	2015
Net revenues
Previously reported	$4,852	$3,877	$3,929
Adoption of new revenue recognition standard	16	—	28
As recast	$4,868	$3,877	$3,957

Net income/(loss)
Previously reported	$(382)	$(3,077)	$6,008
Adoption of new revenue recognition standard	7	(1)	3
As recast	$(375)	$(3,078)	$6,011

Below is a detail of Items in the Company’s 2017 Annual Report that were updated to recast certain prior period financial information to reflect our retrospective application of the new revenue recognition standard:

•	Part I, Item 1. Business

◦	The percentages of total net revenues in 2017 under the caption “Business Operations” have been recast.

•	Part II, Item 6. Selected Financial Data

◦	The amounts reported under “Financial Position Data,” “Operating Data,” and “Common Stock Data” as of and for the years ended December 31, 2017, 2016 and 2015 have been recast.

•	Part II, Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations

◦
Under the caption “Summary of Significant Events,” the section “Adoption of New Revenue Recognition Standard” has been added, and the amounts reported in the section “Horseshoe Baltimore Deconsolidation” have been recast.

◦	Amounts reported under the captions “Discussion of Operating Results” and “Liquidity and Capital Resources” have been recast as necessary.

•	Part II, Item 8. Financial Statements and Supplementary Data

◦	Report of Independent Registered Public Accounting Firm has been updated as of May 31, 2018.

◦
Consolidated balance sheets as of December 31, 2017 and 2016, and the consolidated statements of operations and comprehensive income/(loss), stockholders’ equity/(deficit), and cash flows for each of the years in the three-year period ended December 31, 2017 have been recast.

◦	Note 14 to the Notes to Consolidated Financial Statements titled “Revenue Recognition” has replaced the note previously titled “Casino Promotional Allowances.”

◦
The following Notes to the Consolidated Financial Statements have been recast: Note 1 - Description of Business, Note 2 - Basis of Presentation and Principles of Consolidation, Note 3 - Summary of Significant Accounting Policies, Note 4 - Business Combinations, Note 5 - Recently Issued Accounting Pronouncements, Note 6 - Property and Equipment, Note 9 - Accrued Expenses and Other Current Liabilities, Note 11 - Litigation, Contractual Commitments and Contingent Liabilities, Note 13 - Earnings Per Share, Note 17 - Income Taxes, Note 19 - Related Party Transactions, Note 20 - Segment Reporting, Note 21 - Quarterly Results of Operations (unaudited).

▪	Part IV, Item 15 – Exhibits, Financial Statement Schedules

▪	Schedule I — Condensed Financial Information of Registrant Parent Company Only as of December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016, and 2015 have been recast.